Consolidated statements of operations and comprehensive loss	12 Months Ended
Dec. 31, 2021
Consolidated statements of operations and comprehensive loss
Consolidated statements of operations and comprehensive loss

3. Consolidated Statements of Operations and Comprehensive Loss

3.1. Research and development expenses

Research and development expenses increased in 2021 compared to 2020 due primarily to higher expense for the phase III part of our COVID-19 trial. The table below shows the composition of research and development expenses.

Research and development expenses	2021	2020	2019
		(in €)
Third-party services	28,247,081	19,886,693	36,783,223
of which manufacturing of clinical material	6,615,840	3,075,347	13,479,235
of which clinical, pre-clinical studies	21,631,240	16,811,346	23,303,988
Employee benefits expenses	5,941,813	4,480,890	6,231,812
of which Equity-settled share-based payment expense	1,622,898	626,833	2,580,983
Legal and consulting fees	1,074,710	862,364	668,676
Other expenses	434,331	454,193	898,425
Total	35,697,935	25,684,140	44,582,136

3.2. General and administrative expenses

General and administrative expenses include the items below. In 2021, compared to the prior year, the increase is mainly caused by higher expenses for employee benefits, as well as by an increase of the Company’s business activities and the expense of operating as a public company in the United States.

General and administrative expenses	2021	2020	2019
		(in €)
Employee benefits expenses	6,500,680	3,880,349	7,534,073
of which Equity-settled share-based payment expense	2,709,307	489,958	4,251,227
Legal and consulting fees	2,065,423	1,603,711	2,199,640
Insurance expenses	1,615,920	1,311,790	636,035
Depreciation & amortization expense	551,566	556,456	503,683
Compensation expense for non-executive board directors	271,248	283,128	269,030
Other expenses	979,884	831,769	1,358,587
Total	11,984,722	8,467,203	12,501,048

3.3. Employee benefits expenses

The following table shows the items of employee benefits expenses:

Employee benefits expenses	2021	2020	2019
		(in €)
Wages and salaries	6,919,166	6,270,757	5,974,807
Social security contributions (employer's share)	671,697	551,804	562,255
Equity-settled share-based payment expenses (see Note 4.7 Share-based payments)	4,332,205	1,116,791	6,832,210
Other	519,425	421,887	396,613
Total	12,442,493	8,361,239	13,765,885

The number of employees rose to 55.9 full time equivalents (FTEs) at the end of 2021 from 47.3 FTEs at the end of 2020 and 43.7 FTEs at the end of 2019 (numbers are as of December 31 and are not annual average numbers).

3.4. Net Financial Result

3.4.1. Finance Result

Finance Result	2021	2020	2019
		(in €)
Finance income
Interest income	109,391	887,702	2,840,676
Finance expenses
Interest expenses	(10,714)	(18,689)	(9,500)
Interest on lease liabilities	(14,055)	(7,311)	(12,765)
Total	84,622	861,702	2,818,411

Interest income results from marketable securities and short-term deposits in U.S. Dollars held by the Company and its subsidiaries. Compared to 2020, interest income decreased by €778 thousand in 2021. This decrease is related to the lower interest rates available in the financial markets.

3.4.2. Foreign exchange result

Foreign exchange result	2021	2020	2019
		(in €)
Foreign exchange result
Foreign exchange income	5,569,836	3,656,922	3,379,644
Foreign exchange expense	(3,605,701)	(4,433,435)	(2,684,700)
Total	1,964,135	(776,513)	694,944

Foreign exchange income and expense is mainly derived from group entities that do not use the U.S. dollar as their functional currency. Those entities translate U.S. dollar cash, cash equivalents and marketable securities at the exchange rates prevailing on the reporting date. Any resulting translation diﬀerences are recognized in proﬁt and loss. These gains and losses are caused by a change in the exchange rates as of the reporting dates and may not ultimately be realized.

3.4.3. Other financial result

	2021	2020	2019
		(in €)
Other financial result	(44,000)	(126,000)	—

Other financial result is comprised of an expense of €44,000 (€126,000 in 2020, nil in 2019) due to an adjustment to the expected credit loss allowance in 2021, which is deducted from the Company’s current and non-current financial assets (please also refer to 5.6 ‘Other assets’).

3.5. Loss per share

Loss per common share is calculated by dividing the loss of the period by the weighted average number of common shares outstanding during the period. The weighted number of common shares outstanding for the financial year 2021 was 41,629,974, for 2020 was 27,064,902 and for 2019 was 26,004,519.

For the period in which the Company is in a loss-making situation, the diluted loss per share is the same as basic loss per share, because the weighted average number of shares to be issued upon the exercise of the stock options would produce an anti-dilutive effect.

3.6. Share-based payments

3.6.1. Equity-settled share-based payment arrangements

In the course of its historical financing rounds prior to 2016, InflaRx GmbH established equity-settled share-based payment programs. Those InflaRx GmbH options were converted into options for common shares of InflaRx N.V. in November 2017:

	2021 Options	2021 WAEP*	2020 Options	2020 WAEP
Outstanding at January 1	148,433	€0.01	148,433	€0.01
Exercised during the year	—	—	—	—
Outstanding at December 31	148,433	€0.01	148,433	€0.01
Exercisable at December 31	148,433	€0.01	148,433	€0.01
* Weighted average share price (WAEP)

 The exercise price for all options outstanding at the end of the year was €0.01 per share or less (2020: €0.01 or less).

Under the terms and conditions of the share option plan of 2016 (the “2016 Plan”), InflaRx GmbH granted rights to subscribe for InflaRx GmbH’s common shares to directors, senior management, and key employees. Those InflaRx GmbH options were converted into options for common shares of InflaRx N.V. in November 2017:

	2021 Options	2021 WAEP*	2020 Options	2020 WAEP*
Outstanding at January 1	1,094,852	$3.35/€2.73	1,181,484	$3.35/€2.98
Exercised during the year	(206,220)	$3.35/€2.83	(86,632)	$3.35/€2.94
Outstanding at December 31	888,632	$3.35/€2.96	1,094,852	$3.35/€2.73
Exercisable at December 31	888,632	$3.35/€2.96	1,094,852	$3.35/€2.73
* conversion rates used for one €: December 31, 2021 $0.8829, average rate 2021 $0.8449, December 31, 2020 $0.8149, average rate 2020 $0.8762

The weighted average remaining contractual life for the share options outstanding as at December 31, 2021 was  9.94 years (2020: 10.93 years).

In conjunction with the closing of its initial public offering, InflaRx N.V. established a new incentive plan (the “2017 Long-Term Incentive Plan”). The initial maximum number of common shares available for issuance under equity incentive awards granted pursuant to the 2017 Long-Term Incentive Plan equals 2,341,097 common shares:

	2021 Options	2021 WAEP*	2020 Options	2020 WAEP*
Outstanding at January 1	2,146,478	$3.59/€2.93	2,181,105	$3.44/€3.06
Granted during the year	1,219,074	$4.53/€3.82	246,188	$4.83/€4.23
Forfeited during the year	(36,400)	$4.76/€4.02	(78,342)	$3.35/€2.94
Exercised during the year	(159,106)	$3.35/€2.83	(202,473)	$3.61/€3.17
Outstanding at December 31	3,170,046	$3.95/€3.49	2,146,478	$3.59/€2.93
Exercisable at December 31	2,536,875	$3.89/€3.43	1,863,790	$3.46/€2.82
* conversion rates used for one €: December 31, 2021 $0.8829, average rate 2021 $0.8449, December 31, 2020 $0.8149, average rate 2020 $0.8762

The weighted average remaining contractual life for the share options outstanding as at December 31, 2021 was 6.18 years (2020: 5.38 years).

For grants with unvested share options outstanding at December 31, 2021, the options granted in 2021 vest over one year. Options granted before 2021 vest over a period of two or three years, depending on the grant, with 1/2 or 1/3, respectively, of the options vesting after the end of the 1st year from vesting start and the remaining options vesting monthly in equal portions thereafter. Vesting of these unvested share options is subject to the service condition of remaining employed at the time of vesting and no market or performance conditions are applicable.

The weighted average fair value of options granted during the year was $3.99/€3.37(2020: $3.88/€3.40). The range of exercise prices for options outstanding at the end of the year was $2.28/€2.01 to $22.75/€20.09 (2020: $2.28/€1.86 to $22.75/€18.54).

Please refer to the table below regarding the measurement of fair values of share options granted.

There were no cancellations or further modifications to the awards in 2021, 2020 and 2019.

3.6.2. Measurement of fair values of share options granted

The fair value of options granted under the 2017 Long-Term Incentive Plan was determined using the Black-Scholes valuation model. As the Company’s common shares are listed on the Nasdaq Global Select Market, the closing price of the common shares at grant date was used.

Other significant inputs into the model are as follows (weighted average):

Share options granted	Options	Fair value per option	FX rate as of grant date	Fair value per option	Share price at grant date / Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2019
January 1	—	$14.45	0.88	€12.69	$26.02	0.65	4.8	3,00%
February 4	18,450	$18.17	0.87	€15.87	$32.63	0.65	4.9	2,60%
May, 14	36,000	$22.54	0.89	€20.08	$41.39	0.65	4.7	2.30%
Repricing, July 3	—	$0.46-$1.08	0.89	€0.40-€0.96	$3.35	1.35	2.3-4.6	2.30%
October 24	50,000	$1.96	0.90	€1.76	$2.28	1.35	4.7	1,65%
December 16	38,000	$3.07	0.90	€2.75	$3.57	1.35	4.7	1,79%
December 16*	100,000	$3.07	0.90	€2.75	$3.57	1.35	4.7	1,79%
	242,450
On November 20, 2018, 75,000 stock options were awarded subject to a specified condition, which was satisfied on January 1, 2019, therefore, the expense for these share options was recognized in 2019.
* Options granted to the executive management
Share options granted	Options	Fair value per option	FX rate as of grant date	Fair value per option	Share price at grant date / Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2020
September 18	71,186	$4.16	0.85	€3.52	$4.83	1.35	4.8	0.36%
September 18	25,002	$4.21	0.85	€3.56	$4.83	1.35	5.0	0.39%
October 1	150,000	$3.69	0.85	€3.14	$4.28/$4.83	1.35	5.0	0.36%
	246,188

Of the options granted in 2020, 200,000 were granted to members of the executive management. For 150,000 options out of those, the grant date, as it is defined by IFRS 2, is determined to be October 1, 2020, the start of the awardee’s employment.

2021
January 4	839,260	$4.53	0.8133	€3.68	$5.14	1.35	5.31	0.5%
January 4	31,668	$4.57	0.8133	€3.72	$5.14	1.35	5.50	0.5%
July 2	327,436	$2.64	0.8458	€2.23	$2.99	1.35	5.31	0.98%
July 2	20,710	$2.66	0.8458	€2.25	$2.99	1.35	5.49	1.01%
	1,219,074
Of the 1,219,074 options granted in 2021, 1,134,436 were granted to members of the executive management or Board of Directors. In 2021, 36,400 options were forfeited
Expected dividends are nil for all share options listed above.

Expected volatility has been based on the historical volatility of the Company’s share price. Considering a significant price drop on June 5, 2019, averages were calculated including and excluding this trading day which results in an average volatility of 115% (128% in 2020). For grants after June 2019, the Company has selected a volatility of 135% which accounts for expectations of the management.

The range of outcomes for the expected life of the instruments has been based on expectations on option holder behavior in the scenarios considered.

The dividend yield has no impact due to the anti-dilution clause as defined in the 2017 Long-Term Incentive Plan.

The annual general meeting on July 16, 2020, approved an amendment to the 2017 Long-Term Incentive Plan (LTIP) with effect from January 1, 2021:

•	increasing the maximum annual number of common shares in the Company’s capital available for issuance under the LTIP, starting on January 1, 2021, to 4% (from 3%) of the Company’s outstanding common shares (determined as of December 31 of the immediately preceding year); and

•	removing certain restrictions from the LTIP, which will allow the committee administering the LTIP and the Board to (i) lower the exercise price per share of any options and/or share appreciation rights issued under the LTIP or take any other action treated as a ‘repricing’ of an award and (ii) cancel any option and/or share appreciation rights in exchange for cash or another award granted under the LTIP, in either case, without prior approval of the Company’s shareholders.